13F-HR
03/31/2008
0001353342
sev#ncv3
NONE
1
Justine Scranton
212-984-2316
justine@wrainvest.com
13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     WRA Investments, LLC
Address:  101 Park Avenue, 48th Floor
          New York, NY 10178

13 File Number: 13-53342

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      William R. Araskog
Title:     Managing Member
Phone:     212-984-2301
Signature, Place and Date of Signing:

    William R. Araskog  May 15, 2008

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    37

Form 13F Information Table Value Total:    157475

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D AIRMEDIA GROUP INC		 SPONSORED ADR    009411109	6022   378750 SH       SOLE     01          378750 	  0        0
D ALCOA INC			 COMMON STOCK     013817101	9898   274500 SH       SOLE     01          274500        0        0
D AMERICA MOVIL SAB DE CV	 SPON ADR L SHS   02364W105	3185    50000 SH       SOLE     01           50000        0        0
D ARUBA NETWORKS INC		 COMMON STOCK	  043176106	1303   250000 SH       SOLE     01          250000        0        0
D BAIDU COM INC	                 SPON ADR REP A   056752108	2097     8750 SH       SOLE     01            8750 	  0        0
D CAPITALSOURCE INC              COMMON STOCK     14055X102	 745    77000 SH       SOLE     01           77000        0        0
D CAVIUM NETWORKS INC            COMMON STOCK     14965A101	2214   135000 SH       SOLE     01          135000        0        0
D CENTURY ALUM CO                COMMON STOCK     156431108	5233    79000 SH       SOLE     01           79000        0        0
D CHINA SUNERGY CO LTD		 SPONSORED ADR	  16942X104     5218   714750 SH       SOLE     01          714750 	  0        0
D CISCO SYS INC			 COMMON STOCK	  17275R102     6480   269000 SH       SOLE     01          269000 	  0        0
D COMVERGE INC			 COMMON STOCK	  205859101     2479   239970 SH       SOLE     01          239970 	  0        0
D CORUS BANKSHARES INC		 COMMON STOCK	  220873953      175    18000 SH PUT   SOLE     01           18000 	  0        0
D DILLARDS INC			 CL A	 	  254067101     8691   505000 SH       SOLE     01          505000        0        0
D DUPONT FABROS TECHNOLOGY INC	 COMMON STOCK 	  26613Q106     7140   433000 SH       SOLE     01          433000        0        0
D EQUINIX INC			 COM NEW 	  29444U502     4116    61900 SH       SOLE     01           61900        0        0
D FOCUS MEDIA HLDG LTD		 SPONSORED ADR    34415V109     2373    67500 SH       SOLE     01           67500        0        0
D GOOGLE INC			 CL A		  38259P508	1233     2800 SH       SOLE     01            2800 	  0        0
D GREAT LAKES DREDGE & DOCK CO   COMMON STOCK     390607109	3828   740384 SH       SOLE     01          740384 	  0        0
D INTERNATIONAL GAME TECHNOLOG   COMMON STOCK	  459902102    13002   323350 SH       SOLE     01          323350        0        0
D JA SOLAR HOLDINGS CO LTD       SPON ADR	  466090107     6845   368000 SH       SOLE     01          368000 	  0        0
D JER INVT TR INC	         COMMON STOCK	  46614H301     1950   230000 SH       SOLE     01          230000 	  0        0
D KAISER ALUMINUM CORP           COM PAR $0.01    483007704	3804    54894 SH       SOLE     01           54894        0        0
D SPDR SERIES TRUST	         KBW REGL BKG     78464A698    19466   553800 SH       SOLE     01          553800        0        0
D LAS VEGAS SANDS CORP           COMMON STOCK     517834107	 884    12000 SH       SOLE     01           12000        0        0
D LDK SOLAR CO LTD               SPONSORED ADR    50183L107	3767   139500 SH       SOLE     01          139500        0        0
D METLIFE INC			 COMMON STOCK     59156R108     2049    34000 SH       SOLE     01           34000 	  0        0
D MOODYS CORP			 COMMON STOCK	  615369955     5225   150000 SH PUT   SOLE     01          150000 	  0        0
D REDWOOD TR INC      		 COMMON STOCK     758075402	3560    97949 SH       SOLE     01           97949 	  0        0
D SEACOAST BKG CORP FLA		 COMMON STOCK     811707306	 668    61000 SH       SOLE     01           61000 	  0        0
D SHORETEL INC			 COMMON STOCK     825211105	1347   263000 SH       SOLE     01          263000 	  0        0
D SOLARFUN POWER HOLDINGS CO L	 SPONSORED ADR    83415U108	5620   466000 SH       SOLE     01          466000 	  0        0
D TALISMAN ENERGY INC            COMMON STOCK     87425E103     2377   134000 SH       SOLE     01          134000        0        0
D TRINA SOLAR LIMITED	         SPON ADR	  89628E104     3074   100000 SH       SOLE     01          100000        0        0
D UAL CORP			 COM NEW	  902549807	1356    63000 SH       SOLE     01           63000        0        0
D VISTAPRINT LIMITED		 SHS		  G93762204     2621    75000 SH       SOLE     01           75000 	  0        0
D WNS HOLDINGS LTD		 SPON ADR	  92932M101     3890   251750 SH       SOLE     01          251750 	  0        0
D YINGLI GREEN ENERGY HLDG CO	 ADR		  98584B103     3540   207000 SH       SOLE     01          207000 	  0        0


S REPORT SUMMARY                 37 DATA RECORDS              157475        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



13F: Report Creation

NOTE: The 13F-HR File ends on the line labeled TABLE. All information following this line is informational and should not be included in the SEC Filing.

Period                       03/31/08
Client                       WRA Investments, L.L.C.
Use Adjustments              No
Combine Funds                No
Report Data Records                            37
               Total Records                   37
               Total Omitted                    0
Report Market Value x($1000)               157475
Other Managers Included                         0

Omitted Records (positions with quantity less than 10,000 and market value less than $200,000)

                     Omitted Records
     Cusip             Desciption              Quantity    Market Value


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